RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Remuneration of Directors and Other Key Management Personnel of the Company
The remuneration of key management personnel and Directors of the company during the years ended December 31, 2019 and 2018 was as follows:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Salaries, incentives and short-term benefits	$19	$21
Share-based payments	46	90
	$65	$111

Related Party Balances included within the Consolidated Financial Statements
The following table lists the related party balances included within the consolidated financial statements for the years ended December 31, 2019 and 2018:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2019	2018
Management fees received	$97	$56